U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                             FORM 24f-2
                  Annual Notice of Securities Sold
                      Pursuant to Rule 24F-2


         Read instructions at end of Form before preparing Form.
                       Please print or type.


 1.  Name and address of issurer:        USAA TAX EXEMPT FUND, INC.
                                         10750 Robert F. McDermott Freeway
                                         San Antonio, Texas 78288


 2.  Name of each series or class of funds for which this notice is filed:


         Long-Term Fund                       California Money Market Fund
         Intermediate-Term Fund               New York Bond Fund
         Short-Term Fund                      New York Money Market Fund
         Tax Exempt Money Market Fund         Virginia Bond Fund
         California Bond Fund                 Virginia Money Market Fund


 3.  Investment Company Act File Number:    811-3333
     Securities Act File Number:            2-75093


 4.  Last day of the fiscal year for which this notice is filed: March 31, 1997


 5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: Not Applicable

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                            30,728,893            $344,611,610

 8.  Number and amount of  securities registered during the fiscal year other
     than pursuant to rule 24f-2:                    0                      $0


 9.  Number and aggregate sale price of securities sold during the fiscal year:
                                         2,484,275,154          $3,695,867,168


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                         2,461,883,834          $3,439,530,177

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                            77,228,623            $272,114,519

12.  Calculation of registration fees:

     (i)    Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                $           3,439,530,177

     (ii)   Aggregate price of shares issued in connection
            with dividend reinvestment plans  (from Item 11,
            if applicable):                          +             272,114,519

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year  (if applicable): -           3,711,644,696

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24e-2  (if applicable):
                                                     +                       0

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv)]  (if applicable):             $                       0

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):        x                  1/3300

     (vii)  Fee due [line (i) or line (v) multiplied by line
            (vi)]:                                   $                    0.00

Instruction:  Issuers should complete lines (ii), (iii),  (iv), and
              (v) only if the form is being filed within 60 days after the close of the issuers fiscal year. See
              Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and
    Other Procedures (17 CFR 202.3a).        [    ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  Sherron Kirk

                               Sherron Kirk, Treasurer


    Date  May 27, 1997


          * Please print the name and title of the signing officer below the signature.